ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Movement in accounts receivable	$ 2,056
Accounts Receivable, Current
Disclosure of financial assets [line items]
Retention for contracts in progress	125	$ 97
Accounts Receivable, Noncurrent
Disclosure of financial assets [line items]
Retention for contracts in progress	$ 111	$ 92